STATEMENT OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2013
Revenues {1}
Revenue	$ 60,239	$ 59,295		$ 236,455	$ 189,818
Related party revenue		15,000		40,000	32,500
Cost of revenues	56,371	63,628		202,867	141,727
Gross profit	3,868	10,667		73,588	80,591
Operating Expenses
General and administrative	513,627	1,295,171		921,253	1,665,293
Depreciation and amortization	14,907	14,739		44,430	44,000
Professional fees			25,235
Total operating expenses	528,534	1,309,910		965,683	1,709,293
Loss from operations	(524,666)	(1,299,243)		(892,095)	(1,628,702)
Other Income (Expenses)
Interest expense			(90,501)
Interest income			47,601
Interest expense, net	(30,781)	1,775		(50,390)	(246)
Total other income (expenses)	(30,781)	1,775		(50,390)	(246)
Net loss	$ (555,447)	$ (1,297,468)	$ (68,135)	$ (942,485)	$ (1,628,948)
Basic and diluted net loss per share of common stock	$ (0.06)	$ (0.14)	$ 0	$ (0.10)	$ (0.18)
Basic and diluted weighted average number of shares of common stock outstanding	9,328,240	9,202,375	14,625,966	9,296,588	9,046,984